Other Current and Noncurrent Assets - Schedule of Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Other Current Assets [Abstract]
Value-added tax recoverable		¥ 8,061	$ 1,104	¥ 8,887
Loans to third parties	[1]	21,305	2,919	18,827
Refund receivable from supplier				2,746
Prepayment	[2]			42,599
Deposit in Escrow account	[3]			21,300
Deposits		4,590	628	1,828
Staff advances		708	97	422
Others		705	97	692
Less: Allowance for expected credit losses		(6,337)	(868)	(2,488)
Other current assets		¥ 29,032	$ 3,977	¥ 94,813

[1]	In January 2023, LY New Energy, Youpin, Youxu Zibo and HN Youxu, respectively, entered into an one-year loan agreement signed annually with Shanghai Huazhen Construction Engineering Co., Ltd (“SH Huazhen”), pursuant to which LY New Energy, Youpin, Youxu Zibo and HN Youxu were entitled to borrow a total loan amount of RMB12,560 (US$1,769) with free interest rate for working capital needs of SH Huazhen. As of December 31, 2024, the balance of loans to SH Huazhen is RMB12,774 (US$1,750). SH Huazhen has provided assurances regarding the repayment schedule of the relevant borrowings, committing to fully settle all outstanding liabilities within one year. As of April 30, 2025, Huazhen has repaid RMB 1,000.In December 2023, Youguan Financial Leasing entered into a one-year loan agreement with Cao Yue, Gong Hua and He Guangquan for revolving loan quota, each quota of RMB2.4 million, pursuant to which Youguan Financial Leasing were entitled to borrow a total loan amount of RMB3,000 with free interest rate. As of this period, the loan balance is RMB992 (US$136).In May 2023, U Power Limited entered into a one-year loan agreement with BITTO LTD, pursuant to which U Power Limited were entitled to borrow a total loan amount of US$460 with free interest rate for working capital needs of BITTO LTD. Due to the deterioration of the Company’s operating conditions, management has concluded that BITTO LTD no longer possesses the capacity to repay the borrowings. Accordingly, a full impairment loss has been recognized against these borrowings in the current period. Consequently, the balance of loans to BITTO LTD is nil, as of December 31, 2024.
[2]	On April 18, 2023, the Company entered into a consulting agreement with Richness Fortune Credit (HK) and prepaid for the service and the consideration for the purchase of the target company in the total amount of Six Million Dollars (US$6,000), of which the intermediary fee is US$0.5 million, and the target company is valued at US$5.5 million. In 2024, Richness Fortune Credit (HK) recommended multiple potential investment targets to the Group. However, as these targets failed to meet management’s investment expectations, the Group entered into a supplemental agreement with Richness Fortune Credit (HK) to extend the collaboration period until December 31, 2028. The agreement stipulates the payment of a capital occupancy fee at an agreed-upon rate for the extended period.
[3]	On December 4, 2023, the Company entered into an Escrow Agreement with an escrow agent named Ortoli Rosenstadt LLP, pursuant to which upon the closing of the Offering, the Company has agreed to deposit an aggregate amount of Three Million Dollars (US$3,000) from the proceeds of the Offering to be received by the Company with the Escrow Agent in an escrow account, to be held and disbursed by the Escrow Agent pursuant to the terms and conditions of the Escrow Agreement. The funds deposited in the Escrow Account, as such amount may be released or returned pursuant to the agreement terms. In 2024, according to the investment agreement, the investor withdrew the funds from the custody account.